CURRENT INCOME TAX LIABILITIES - Additional Information (Detail)	3 Months Ended
Mar. 31, 2025
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate on dividends	7.00%